Fees Summary	May 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,085,594.56
Total Fee Amount	426.12
Total Offset Amount	0.00
Net Fee	$ 426.12
Offering Table N/A
Offset Table N/A	N/A